As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08795
4086 Strategic Income Fund
(Exact name of registrant as specified in charter)
11815 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)
Jeffrey M. Stautz
11815 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)
317-817-4086
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

40 | 86 Strategic Income Fund

New York Stock Exchange Listed
Ticker Symbol: CFD

December 31, 2008

Semi-Annual Report

40 | 86 Strategic Income Fund	Semi-Annual Report

Portfolio Managers’ Review (unaudited)	December 31, 2008

Performance

The 40 | 86 Strategic Income Fund returned -24.07% in Net Asset Value (NAV) for the six months ended December 31, 2008. The Fund’s benchmark, the Merrill Lynch High Yield Master II Index, returned -25.43%. As a closed end mutual fund, the 40 | 86 Strategic Income Fund’s stock trades independently from the underlying NAV on the New York Stock Exchange. The stock decreased 21.79% for the six months ended December 31, 2008.

While we are not pleased to report negative returns, we are pleased with the performance of the Fund relative to that of our Lipper Peer Group. The Fund demonstrated strong performance relative to the peer group as our more conservative management style aided performance during a very difficult environment. For the six months ended December 31, 2008, the Fund returned -24.07% vs. the Lipper Closed-End High Yield Leveraged Universe of -39.27%.

Top Performing Credits (6 months ended December 31, 2008)

The Fund’s return was aided by holdings in Republic of Turkey, Hercules Inc., a specialty chemical manufacturer, and L-3 Communications, a leading supplier of products and services used in the aerospace and defense sectors. Republic of Turkey performed well as emerging markets initially outperformed U.S. credit markets. Hercules outperformed on news of Ashland Inc. acquiring the company in November. On the news of the announcement, Hercules bonds traded higher on speculation Ashland would retire the bonds; we exited the position at that time. L-3 Communications held in well as the market sought defensive names in a weakening market. L-3’s strong balance sheet, diversified portfolio, and excellent cash flow generation make it an attractive core holding during a slowing economy.

Bottom Performing Credits (6 months ended December 31, 2008)

The Fund’s largest detractors were holdings in the media and homebuilding/development sectors. Readers Digest, a multimedia publisher of magazines, books, and music and video collections, continues to face many challenges in a difficult and shifting media environment. Univision, a leading Spanish-language media company, is facing the same difficult advertising/media environment. With the general economy slowing, there are fewer advertising dollars being spent. In addition, they have had to deal with its largest advertising category, automotive, moving more of their advertising dollars to the internet. Ginn Club & Resorts is a privately held real estate development and management company. Ginn has suffered in the economic and more importantly housing downturn. Lot sales never materialized as projected, and ultimately, Ginn was unable to stay current on interest payments to creditors. The company has filed for chapter 11 and is currently in reorganization.

2008 Recap

The high yield market experienced its sharpest downturn on record as liquidity dried up, leverage was forced to unwind, and risk aversion reached new highs. All but four of the last twelve months in high yield demonstrated negative returns. In addition, the market managed to record its worst three months ever from September through November and it was the first time the market has begun a year with three consecutive negative monthly returns.

With the exception of U.S. Treasuries (+13.74%) there were few places to hide as all markets sold off sharply in 2008. The domestic high yield market for 2008 outperformed the S&P 500, -26.39% vs. -37.00%, and underperformed investment grade corporates (-19.88%) and Emerging Markets (-14.75%). The best performing sectors for the year are of little surprise given their more defensive nature: Healthcare was the best returning (-9.68%), followed by Telecom (-12.89%), and Utilities (-13.03%). The worst performing sectors for the year were associated with the financial crisis, consumer confidence, and housing. Finance and Banking returned -52.29%, Real Estate -50.56% and Media -40.56%. Given the massive flight to quality trade, it is no surprise that higher rated issuers fared the best during the year: double-B’s returned -19.19%, single-B’s returned -28.01%, and triple-C’s returned -44.41%.

As easily seen by the double digit negative returns, the financial markets were severely damaged in 2008. While we generally expect to see modest improvement going forward, we expect the future to remain difficult.

Outlook

We expect 2009 to be another challenging year for the financial markets as corporate earnings continue to fall short of expectations and default rates steadily increase. We recognize the numerous initiatives the U.S. government has enacted recently and expect to see improvement in the long term. The policies are a boost to market sentiment and expected to secure and aid the financial markets as well as provide a backstop to further market deterioration. Near term we remain cautious as recessionary pressures continue to weigh on the economy and corporate default rates rise. Most market participants are anticipating that default rates will tick up steadily throughout 2009 and 2010 to 10% or higher. This is a substantial increase from what had been a historically low default rate environment of 1.00% at the end of 2007 and 3.4% at the end of 2008.

Based on the outlook above, we anticipate the near term macroeconomic environment to remain subdued as negative trends persist. We believe we are at or near a bottom, but it will take several months to rebound as this recession proves to be like none we have ever seen. That being said, we do expect high yield to experience positive returns for 2009 and resemble ‘coupon’ like returns in the ranges of 6-8%. Credit markets tend to be forward looking and given

40 | 86 Strategic Income Fund	Semi-Annual Report

Portfolio Managers’ Review (unaudited)	December 31, 2008

we are coming out of the worst returning market in over a decade; it is not difficult to imagine positive returns for 2009. While we expect a positive return for high yield, we also expect volatility to remain elevated as markets do not like uncertainty. Given the government’s aggressive actions and continued uncertainty around further stimulus policies, it will require time for the U.S. economy to fully recover.

This leads us to a continued focus on higher quality credits as we enter 2009. We believe that higher quality credits will continue to offer superior returns given the current credit environment. We will look to maintain our underweight allocation to triple-C rated issuers and overweight the higher quality double-B and single-B rated issuers. We will focus more on defensive sectors as we expect highly cyclical credits to remain weak. As always, our efforts remain focused on our bottom-up fundamental research abilities to navigate another difficult year.

Richard Matas Second Vice President 40 | 86 Advisors, Inc.	Jess E. Horsfall Senior Vice President 40 | 86 Advisors, Inc.

Management of the Fund

Richard Matas and Jess Horsfall, are the Fund’s portfolio managers. Mr. Matas is a senior high yield trader for 40 | 86 Advisors, Inc. As a portfolio manager, Mr. Matas has managed or co-managed several predominantly high yield portfolios including a close-end mutual fund and collaterized bond obligations. Mr. Horsfall is director of portfolio management group for 40 | 86 Advisors, Inc. He is a member of the firm’s loan, risk policy, and compliance committees.

Rating as a Percent of Total Investments (Best of Moody’s / S&P) (unaudited)

40 | 86 Strategic Income Fund	Semi-Annual Report

Schedule of Investments (unaudited)	December 31, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE

CORPORATE BONDS – 97.19%
Aerospace & Defense – 2.74%
$500,000	BE Aerospace, Inc.	8.500%	07/01/2018	$451,250
500,000	Bombardier, Inc. (a)(d)	8.000%	11/15/2014	442,500
500,000	Esterline Technologies, Corp.	6.625%	03/01/2017	427,500

				1,321,250

Athletic Equipment – 0.74%
500,000	Riddell Bell Holdings, Inc.	8.375%	10/01/2012	355,000

Automobiles – 0.63%
500,000	Ford Motor Co.	7.450%	07/16/2031	142,500
750,000	General Motors Corp.	7.200%	01/15/2011	159,375

				301,875

Automobile Equipment – 0.58%
496,250	Allison Transmission, Inc. (a)(b)	5.256%	08/07/2014	278,932
685	Allison Transmission, Inc. (a)	11.000%	11/01/2015	339

				279,271

Books, Periodicals, And Newspapers – 0.47%
500,000	Nebraska Book Co., Inc.	8.625%	03/15/2012	227,500

Cable & Other Pay Television Services – 6.87%
500,000	Charter Communications Holdings II, LLC/CCH II Capital Corp.	10.250%	09/15/2010	232,500
500,000	Charter Communications Operating, LLC (a)	8.375%	04/30/2014	385,000
725,000	CSC Holdings, Inc.	6.750%	04/15/2012	667,000
750,000	DirecTV Holdings, LLC	6.375%	06/15/2015	695,625
700,000	EchoStar DBS Corp.	6.625%	10/01/2014	586,250
1,000,000	NTL Cable PLC (d)	9.125%	08/15/2016	745,000

				3,311,375

Chemicals & Allied Products – 0.78%
500,000	Huntsman International, LLC	7.875%	11/15/2014	270,000
250,000	Momentive Performance Materials, Inc.	9.750%	12/01/2014	107,500

				377,500

Commercial Banks – 1.35%
250,000	Bank of America Corp.	8.000%	12/29/2049	180,080
250,000	J.P. Morgan Chase & Co.	7.900%	04/29/2049	208,506
500,000	Icici Bank, Ltd. (a)(d)	6.375%	04/30/2022	263,257

				651,843

Commercial Services & Supplies – 4.57%
27,904	ARAMARK Corporation (a)(b)	5.391%	01/26/2014	23,001
1,309	ARAMARK Corporation (a)(b)	3.431%	01/26/2014	1,079
750,000	ARAMARK Corporation (b)	8.500%	02/01/2015	682,500
750,000	Corrections Corporation of America	6.250%	03/15/2013	701,250
500,000	FTI Consulting, Inc.	7.750%	10/01/2016	413,750
500,000	Service Corporation International	6.750%	04/01/2016	382,500

				2,204,080

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Schedule of Investments (unaudited)	December 31, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE

Communications – 10.02%
$495,000	Alltel Corp. (a)(b)	5.561%	05/15/2015	$484,110
750,000	Cincinnati Bell, Inc.	8.375%	01/15/2014	581,250
500,000	Citizens Communications Co.	6.250%	01/15/2013	427,500
250,000	Citizens Communications Co.	7.125%	03/15/2019	168,750
750,000	Intelsat Bermuda, Ltd. (d)	11.250%	06/15/2016	686,250
1,000,000	Qwest Communications International, Inc.	7.625%	06/15/2015	825,000
250,000	Sprint Capital Corp.	8.375%	03/15/2012	200,130
750,000	Sprint Nextel Corp.	6.900%	05/01/2019	533,375
1,000,000	Windstream Corp.	8.125%	08/01/2013	925,000

				4,831,365

Construction Materials – 0.85%
755,000	U.S. Concrete, Inc.	8.375%	04/01/2014	411,475

Containers & Packaging – 4.44%
500,000	Ball Corp.	6.625%	03/15/2018	448,750
500,000	Berry Plastic Holdings Corp. (b)	5.844%	02/15/2015	347,500
500,000	Graham Packaging Co.	8.500%	10/15/2012	358,750
350,000	Graphic Packaging International Corp.	9.500%	08/15/2013	243,250
750,000	Owens-Brockway	8.250%	05/15/2013	742,500

				2,140,750

Data Processing – 0.63%
500,000	First Data Corp. (a)	9.875%	09/24/2015	305,000

Electric, Gas, & Sanitary Services – 12.63%
4,000	AES Corp. (a)	8.750%	05/15/2013	3,860
500,000	Atlas Pipeline Partners, LP	8.125%	12/15/2015	340,000
500,000	Dynegy, Inc.	8.375%	05/01/2016	357,500
250,000	Edison Mission Energy	7.500%	06/15/2013	230,000
500,000	Edison Mission Energy	7.200%	05/15/2019	412,500
750,000	Ipalco Enterprises, Inc. (a)	7.250%	04/01/2016	618,750
667,840	Midwest Generation, LLC	8.560%	01/02/2016	637,787
1,000,000	Mirant North America, LLC	7.375%	12/31/2013	965,000
500,000	NRG Energy, Inc.	7.250%	02/01/2014	468,750
7,000	NRG Energy, Inc.	7.375%	02/01/2016	6,528
1,120,000	Pacific Energy Partners, LP	7.125%	06/15/2014	979,304
710,000	Targa Resources, Inc.	8.500%	11/01/2013	386,950
493,750	Texas Comp Electric Holdings, LLC (a)(b)	5.888%	10/10/2014	340,278
494,987	Texas Competitive Electric Holdings Company, LLC (a)(b)	5.888%	10/10/2014	341,130

				6,088,337

Electronic, Other Electrical, Except Computers – 1.39%
500,000	L-3 Communications Corp.	6.375%	10/15/2015	470,000
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	197,500

				667,500

Food & Kindred Products – 2.72%
500,000	Del Monte Corp.	6.750%	02/15/2015	432,500
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	182,650
500,000	Pinnacle Foods	9.250%	04/01/2015	325,000
500,000	Tyson Foods, Inc.	6.600%	04/01/2016	372,500

				1,312,650

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Schedule of Investments (unaudited)	December 31, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE

Health Care Equipment & Supplies – 3.25%
$500,000	Advanced Medical Optics, Inc.	7.500%	05/01/2017	$257,500
493,750	Biomet, Inc. (a)(b)	5.196%	02/15/2015	416,690
500,000	Boston Scientific	6.250%	11/15/2015	422,500
500,000	Fresenius Medical Care (d)	6.875%	07/15/2017	470,000

				1,566,690

Health Care Providers & Services – 2.72%
24,327	Community Health Systems, Inc. (a)(b)	2.466%	07/25/2014	18,939
475,673	Community Health Systems, Inc. (a)(b)	3.716%	07/25/2014	370,311
1,000,000	HCA, Inc.	9.250%	11/15/2016	920,000

				1,309,250

Health Services – 3.25%
455,000	Davita, Inc.	7.250%	03/15/2015	434,525
500,000	Health Management Assoc.	6.125%	04/15/2016	312,500
1,000,000	Res-Care, Inc.	7.750%	10/15/2013	820,000

				1,567,025

Heavy Construction Equipment Rental & Leasing – 0.58%
500,000	Rental Service Corp (b)	9.500%	12/01/2014	277,500

Hotels, Restaurants & Leisure – 5.55%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	297,500
500,000	Ginn-LA CS Borrower, LLC (a)(b)	0.000%	06/08/2012	2,500
9,000	Harrahs Operating Co., Inc.	5.500%	07/01/2010	5,760
750,000	Harrahs Operating Co., Inc. (a)	10.750%	02/01/2016	217,500
590,000	Host Marriott, LP	7.125%	11/01/2013	477,900
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	292,500
250,000	MGM Mirage	6.625%	07/15/2015	153,750
500,000	MGM Mirage	6.875%	04/01/2016	318,750
250,000	Outback Steakhouse, Inc.	10.000%	06/15/2015	46,250
500,000	Royal Caribbean International (d)	7.250%	06/15/2016	275,000
250,000	Station Casinos, Inc.	6.875%	03/01/2016	15,625
7,500	Station Casinos, Inc.	6.000%	04/01/2012	1,538
750,000	Wynn Las Vegas, LLC	6.625%	12/01/2014	570,000

				2,674,573

Industrial & Commercial Machinery – 2.72%
1,185,000	Case Corp.	7.250%	01/15/2016	829,500
550,000	Terex Corp.	7.375%	01/15/2014	481,250

				1,310,750

Insurance – 0.13%
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	60,000

Machinery – 0.40%
385,000	TriMas Corp.	9.875%	06/15/2012	194,425

Media – 0.10%
500,000	Reader’s Digest Association, Inc.	9.000%	02/15/2017	45,625

Metals & Mining – 0.88%
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.250%	04/01/2015	425,490

Multiline Retail – 0.45%
500,000	Neiman Marcus Group, Inc.	10.375%	10/15/2015	217,500

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Schedule of Investments (unaudited)	December 31, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE

Non-depository Credit Institutions – 2.41%
$750,000	Ford Motor Credit Co.	8.000%	12/15/2016	$489,148
7,500	General Motors Acceptance Corp.	6.750%	12/01/2014	5,133
750,000	General Motors Acceptance Corp.	7.750%	01/19/2010	669,068

				1,163,349

Oil & Gas – 7.21%
950,000	Chesapeake Energy Corp.	6.625%	01/15/2016	755,250
750,000	El Paso Production Holding Co.	7.000%	06/15/2017	590,704
7,000	National Oilwell Varco, Inc.	6.125%	08/15/2015	6,088
750,000	Opti Canada, Inc. (d)	7.875%	12/15/2014	386,250
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	349,396
750,000	Range Resources Corp.	7.500%	05/15/2016	654,375
500,000	Williams Companies, Inc.	7.500%	01/15/2031	335,706
500,000	Williams Partners, LP	7.250%	02/01/2017	395,561

				3,473,330

Paper & Forest Products – 2.78%
7,000	Abitibi-Consolidated, Inc. (d)	6.000%	06/20/2013	595
1,000,000	Buckeye Technologies, Inc.	8.500%	10/01/2013	855,000
750,000	Georgia-Pacific Corp.	7.375%	12/01/2025	483,750

				1,339,345

Personal Products – 0.74%
500,000	NBTY, Inc.	7.125%	10/01/2015	357,500

Printing, Publishing, & Allied Industries – 1.38%
500,000	Nielsen Finance, LLC/Corp.	10.000%	08/01/2014	402,500
250,000	Nielsen Finance Co., LLC (c)	0.000%	08/01/2016	91,875
6,000	RH Donnelley Corp.	6.875%	01/15/2013	840
14,000	RH Donnelley Corp.	8.875%	10/15/2017	2,170
677,000	RH Donnelley Corp. (a)	11.750%	05/15/2015	169,250

				666,635

Real Estate Investment Trusts (REITs) – 2.37%
750,000	Senior Housing Properties Trust	8.625%	01/15/2012	648,750
750,000	Tower 2006-1 F (a)	7.036%	02/15/2036	493,043

				1,141,793

Semiconductor & Semiconductor Equipment – 0.37%
750,000	Freescale Semiconductor, Inc.	9.125%	12/15/2014	176,250

Special Purpose Entity – 1.21%
500,000	KAR Holdings, Inc.	8.750%	05/01/2014	222,500
480,000	Trains HY-1-2006 (a)(b)	7.117%	05/01/2016	360,000

				582,500

Television Broadcasting Stations – 0.49%
500,000	Lin Television Corp.	6.500%	05/15/2013	236,250

Textiles, Apparel & Luxury Goods – 2.27%
500,000	Brown Shoe Co., Inc.	8.750%	05/01/2012	372,500
500,000	Dollar General Corp. (a)(b)	4.209%	07/06/2014	365,250
500,000	HBI Branded Apparel, Ltd Inc. (a)(b)	6.943%	03/05/2014	357,500

				1,095,250

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Schedule of Investments (unaudited)	December 31, 2008

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE

Tobacco – 0.87%
$500,000	Alliance One International, Inc.	11.000%	05/15/2012	$417,500

Transportation – 1.91%
1,000,000	TFM SA de CV (d)	9.375%	05/01/2012	920,000

Transportation Equipment – 1.20%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	321,475
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	257,500

				578,975

Wholesale Trade – 0.54%
500,000	Vedanta Resources PLC(a)(d)	9.500%	07/18/2018	262,500

	Total corporate bonds (cost $65,833,047)			46,846,776

SHORT-TERM INVESTMENTS – 1.76%
849,324	AIM Liquid Assets	1.652%		849,324

	Total short-term investments (cost $849,324)			849,324

	Total investments – 98.95% of net assets (cost $66,682,371)			$47,696,100
	Assets, less other liabilities – 1.05%			506,081

	Total Net Assets — 100.00%			$48,202,181

(a)	Restricted under Rule 144A of the Securities Act of 1933.

(b)	Variable Rate – The rate reported is the rate in effect as of December 31, 2008.

(c)	Security has a stepped rate. The rate is listed as of December 31, 2008.

(d)	Foreign security or a U.S. security of a foreign company.

(e)	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows:

Tax cost of investments	$66,682,926

Tax unrealized appreciation	6,230
Tax unrealized depreciation	(18,993,056)

Total tax unrealized appreciation (depreciation)	$(18,986,826)

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Statement of Assets and Liabilities
December 31, 2008 (unaudited)

Assets:
Investments at cost	$66,682,371

Investments at value	$47,696,100
Receivable for securities sold	5,003
Interest receivable	1,245,682
Other assets	29,192

Total assets	48,975,977

Liabilities and net assets:
Payable to Conseco, Inc. subsidiaries	27,288
Accrued expenses	92,670
Distribution payable	631,985
Payables for securities purchased	19,158
Other payables	2,695

Total liabilities	773,796

Net assets	$48,202,181

Net assets consist of:
Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)	$6,840
Paid-in capital	101,202,966
Distribution in excess of net investment income	(536,306)
Accumulated net realized loss on investments	(33,485,048)
Net unrealized depreciation on investments	(18,986,271)

Net assets	$48,202,181

Shares outstanding	6,839,661
Net asset value per share	$7.05

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Statement of Operations
For the six months ended December 31, 2008 (unaudited)

Investment Income:
Interest	$3,185,788

Total investment income	3,185,788

Expenses:
Investment advisory fees	312,092
Legal fees	94,573
Trustees’ fees	37,280
Shareholders service fees	34,685
Administration fees	30,790

Reports – printing	18,720
Audit fees	14,352
Registration and filing fees	12,696
Transfer agent fees	7,912
Custodian fees	4,232
Other	3,496

Total expenses before interest expense	570,828

Interest expense	165,819

Total expenses	736,647

Expense reimbursement (Note 4)	(97,126)

Total expenses	639,521

Net investment income	2,546,267

Net realized and unrealized loss on investments:
Net realized loss on sales of investments	(5,342,124)
Net change in unrealized depreciation of investments	(13,119,081)

Net realized and unrealized gain on investments	(18,461,205)

Net decrease in net assets from operations	$(15,914,938)

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Statement of Changes in Net Assets
For the six months ended December 31, 2008 (unaudited) and the year ended June 30, 2008

	December 31,	June 30,
	2008	2008

Operations:
Net investment income	$2,546,267	$5,371,361
Net realized gain (loss) on sales of investments	(5,342,124)	(1,989,429)
Net change in unrealized appreciation (depreciation) of investments	(13,119,081)	(5,922,467)

Net increase from operations	(15,914,938)	(2,540,535)

Distributions to shareholders:
Net investment income	(2,777,928)	(5,421,950)

Net decrease from distributions	(2,777,928)	(5,421,950)

Total increase (decrease) in net assets	(18,692,866)	(7,962,485)

Net assets:
Beginning of year	66,895,047	74,857,532
End of period	$48,202,181	$66,895,047

Shares outstanding:
Beginning of year	6,839,661	6,839,661
End of period	6,839,661	6,839,661

Distributions in excess of net investment income	(536,306)	(304,041)

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Statement of Cash Flows
For six months ended December 31, 2008 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income	$3,709,292
Interest expense paid	(209,005)
Operating expenses paid	(474,566)
Other payable	2,695
Proceeds from sales of investments	26,184,166
Purchases of investments	(7,132,873)
Net increase in short-term investments	(113,833)

Net cash used for operating activities	21,965,876

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid (net of reinvestment of $0)	(2,775,876)
Increase in loans outstanding	500,000
Decrease in loans outstanding	(19,690,000)

Net cash used for financing activities	(21,965,876)

Net decrease in cash	—
Cash at beginning of year	—

Cash at end of year	$—

Reconciliation of Net Investment Income to Net Cash Used For Operating Activities:
Net investment income	$2,546,267
Net decrease in interest receivable	548,973
Net decrease in other assets	20,947
Net decrease in payable to Conseco, Inc and subsidiaries	(30,526)
Net decrease in accrued expenses	19,907
Net decrease in interest payable	(43,186)
Net decrease in other payable	(8,497)
Proceeds from sales of investments	26,184,166
Purchases of investments	(7,132,873)
Net decrease in short-term investments	(113,833)
Accretion and amortization of discounts and premiums	(25,469)

Net cash provided by operating activities	$21,965,876

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Financial Highlights

	For the
	Six Months Ended
	December 31, 2008	For the Year Ended June 30,
	(unaudited)	2008	2007	2006	2005	2004

Net asset value per share, beginning of period	$9.78	$10.94	$10.46	$11.23	$10.80	$10.20
Income from investment operations (a):
Net investment income	0.37	0.78	0.76	0.83	0.86	0.94
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments	(2.69)	(1.15)	0.47	(0.75)	0.43	0.60

Net increase (decrease) from investment operations	(2.32)	(0.37)	1.23	0.08	1.29	1.54

Distributions:
Net investment income	(0.41)	(0.79)	(0.75)	(0.85)	(0.86)	(0.94)

Net decrease from distributions	(0.41)	(0.79)	(0.75)	(0.85)	(0.86)	(0.94)

Net asset value per share, end of period	$7.05	$9.78	$10.94	$10.46	$11.23	$10.80

Per share market value, end of period	$6.25	$8.49	$9.90	$9.04	$10.13	$9.60

Total return (b)(e)	(21.80%)	(6.25%)	18.19%	(2.46%)	14.84%	3.30%

Ratios/supplemental data:
Net assets (dollars in thousands), end of year	$48,202	$66,895	$74,858	$71,542	$76,835	$73,876
Ratios of expenses to average net assets (c)
Before expense reimbursement (f)	2.54%	3.25%	3.99%	4.15%	3.13%	2.38%
After expense reimbursement (f)	2.21%	3.02%	3.74%	4.04%	3.13%	2.38%
Ratios of operating expenses to average net assets (d)
Before expense reimbursement (f)	1.97%	1.78%	1.77%	2.00%	1.85%	1.79%
After expense reimbursement (f)	1.64%	1.54%	1.52%	1.89%	1.85%	1.79%
Ratios of net investment income to average net assets	8.80%	7.54%	6.93%	7.61%	7.60%	8.77%
Portfolio turnover (e)	9%	33%	54%	46%	150%	113%

(a)	Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(b)	Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(c)	The Fund’s Shareholder Servicing Agent and Investment Adviser have contractually agreed to waive a portion of their respective fees as defined in Note 4. These waivers may be discontinued at any time after June 30, 2009.

(d)	Excluding interest expense.

(e)	Not annualized for periods of less than one year.

(f)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

40 | 86 Strategic Income Fund	Semi-Annual Report

Notes to Financial Statements (unaudited)	December 31, 2008

1.	ORGANIZATION
The 40 | 86 Strategic Income Fund (the “Fund”) was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end, non-diversified management investment company. At December 31, 2008, Conseco, Inc. (“Conseco”) owned 18,921, 0.28 percent, shares of the Fund’s common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Transactions, Security Valuation and Related Investment Income
Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the first-in, first-out method for both financial reporting and income tax reporting purposes. The Fund holds investments that are restricted as to resale with a cost of $11,258,710 and a market value of $6,838,219 under Rule 144A of the Securities Act of 1933. These securities represent 14.19% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

Investments are stated at market value in the accompanying financial statements. Values for fixed income and other securities traded in the over-the-counter market are provided by third-party pricing services. Securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices or, if such data is not available, at the most recently available prices or under policies adopted by the Board of Trustees. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Prices for fixed income securities may be obtained from an independent pricing source that uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Fund securities, which are traded both in the over-the-counter market and on an exchange, are valued according to the broadest and most representative market, and it is expected that for debt securities, this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under policies adopted by the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund may accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund’s policy is to cease interest accruals from the time the investments are traded as “flat” in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

Distribution of Income and Gains
The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

Federal Income Taxes
For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 were as follows:

Ordinary income (2008)	$5,223,449
Ordinary income (2007)	5,155,395

At June 30, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Cost of investments	$90,387,731

Gross tax unrealized appreciation	535,911
Gross tax unrealized depreciation	(6,403,656)

Net tax unrealized appreciation (depreciation)	$(5,867,745)

Undistributed ordinary income	$325,288
Undistributed long-term capital gain	—

Total Distributable Earnings	325,288

Other accumulated (losses)	$(28,772,302)

Total Accumulated Earnings (Deficit)	$(34,314,759)

The differences between book and tax basis net unrealized appreciation are primarily attributable to wash sales. The cumulative timing difference for ordinary income is due to the timing of distributions. The cumulative timing difference for the capital loss carryover is due to post-October losses.

During the year ended June 30, 2008, the Fund used capital loss carryforwards of $26,527,052, which is available to offset future net realized gains on securities transactions to the extent provided for in

40 | 86 Strategic Income Fund	Semi-Annual Report

Notes to Financial Statements (unaudited)	December 31, 2008

the Internal Revenue Code. The capital loss of $16,209,646 will expire in 2009, $5,367,863 in 2010, $4,473,915 in 2011 and $475,628 in 2016.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2008, $604 was reclassed from Undistributed Net Investment Income to Accumulated Gains or Losses.

As of June 30, 2008, the Fund deferred, on a tax basis, $1,615,316 of Post-October Losses.

Effective December 31, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and the Commonwealth of Massachusetts. As of June 30, 2008, open Federal and Massachusetts tax years include the tax years ended June 30, 2006 through 2008. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end June 30, 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	OTHER EXPENSES
The Fund pays expenses of Trustees who are not affiliated persons of the Fund or 40 | 86 Advisors, Inc. (the “Adviser” and “Administrator”), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting and $750 for each separate committee meeting attended in person. Additionally, each Trustee receives a fee of $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

4.	TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement
The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management and Administration Agreement. The Adviser supervises the Fund’s management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly advisory fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”). The Adviser has contractually agreed to waive its advisory fee to an annual rate of 0.70 percent of Managed Assets through June 30, 2009. The Adviser may discontinue this limit any time after June 30, 2009. The net fees incurred for such services for the six months ended December 31, 2008 were $242,716.

Shareholder Servicing Agreement
Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent (the “Agent”) to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The Agent has contractually agreed to waive its shareholder servicing fee to an annual rate of 0.02 percent of Managed Assets through June 30, 2009. The Agent may discontinue this limit any time after June 30, 2009. The net fees incurred for such services for the six months ended December 31, 2008 were $6,935.

40 | 86 Strategic Income Fund	Semi-Annual Report

Notes to Financial Statements (unaudited)	December 31, 2008

5.	SERVICE AGREEMENTS
The Fund contracted for certain accounting and administration services with U.S. Bancorp Fund Services, LLC (“USBFS”). For its services, USBFS will receive a monthly fee equal to an annual rate of 0.10 percent of the first $100 million of average daily net assets; 0.08 percent of the next $200 million of average daily net assets; and 0.06 percent of average daily net assets in excess of $300 million, subject to a minimum monthly charge of $5,833.

The Fund contracted for custodial services with U.S. Bank, National Association (“USB”). For its services, USB will receive a monthly fee equal to an annual rate of 0.004 percent of the average daily market value of the Fund’s assets, subject to a minimum monthly charge of $500.

The Fund contracted for transfer agency and certain shareholder services, including the administration of the Fund’s Automatic Dividend Reinvestment Plan (the “DRIP”), with Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc.

6.	PORTFOLIO ACTIVITY
Purchases and sales of securities other than short-term obligations aggregated $5,946,861 and $24,449,431, respectively, for the six months ended December 31, 2008.

7.	INDEBTEDNESS
The Fund does not currently use financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares and the risk of fluctuations in interest rates on borrowings.

Loan Agreement
The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the “Agreement”) on October 4, 2000. Loans under the Agreement were callable on demand. The Agreement was terminated and the outstanding balance owed under the Agreement was paid as of October 29, 2008. Under the Agreement, the aggregate amount of the loans outstanding was not permitted to exceed 33 1/3 percent of total assets (including the amount obtained through leverage). Borrowings bore interest at the Federal Funds Rate plus a margin of 0.75 percent. Interest payments were made monthly. Loans made under the Agreement were due and payable on demand. The Fund maintained a pledge account which gave the Custodial Trust Company, as pledgee, effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon.

Average daily balance of loans outstanding during the six months ended December 31, 2008	$11,382,989
Weighted average interest rate for the six months ended December 31, 2008	1.46%
Maximum amount of loans outstanding at any month-end during the six months ended December 31, 2008	$19,690,000
Maximum percentage of total assets at any month-end during the six months ended December 31, 2008	22.86%
Amount of loans outstanding at December 31, 2008	$0
Percentage of total assets at December 31, 2008	0%

8.	INDEMNIFICATIONS
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maxim exposure under there arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

9.	FAIR VALUE OF FINANCIAL INSTRUMENTS
In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund adopted SFAS 157 effective July 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities.

40 | 86 Strategic Income Fund	Semi-Annual Report

Notes to Financial Statements (unaudited)	December 31, 2008

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include warrants and short-term investments.

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of December 31, 2008. These assets are measured on a recurring basis.

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in		Significant
	Active markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
12/31/2008	(Level 1)	(Level 2)	(Level 3)
$47,696,100	$849,324	$46,846,776	$—

$47,696,100	$849,324	$46,846,776	$—

10.	FINANCIAL ACCOUNTING POLICIES

Statement of Financial Accounting Standards No. 161
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

40 | 86 Strategic Income Fund	Semi-Annual Report

Automatic Dividend Reinvestment Plan (unaudited)

Pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “DRIP”), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by Computershare Trust Company, N.A. (“CSS”), as agent for shareholders in administering the DRIP (the “DRIP Agent”). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by CSS as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to CSS, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.
Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as “dividends”) payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund (“newly issued shares”); or (ii) by purchase of outstanding shares on the open market (“open market purchases”) on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as “market discount”), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.
In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.
The DRIP Agent maintains all shareholders ’ accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder ’s name and held for the account of beneficial owners who participate in the DRIP.
There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.
The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.
Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.
If the market price (plus commissions) of the Fund’s shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the

40 | 86 Strategic Income Fund	Semi-Annual Report

Automatic Dividend Reinvestment Plan (unaudited)

value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.
Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.
All correspondence concerning the DRIP should be directed to the DRIP Agent at Computershare, P.O. Box 43010, Providence, RI 02940-3010.

Meeting of Shareholders – December 10, 2008 (unaudited)

Proposal 1–
Election of Class III Trustee

		Percent of	Percent of
		Shares	Shares
Class III Trustee: Vincent J. Otto	Shares Voted	Outstanding	Voted
Voted	5,709,406.42	83.47%	90.95%
Unvoted	568,101.00	8.31%	9.05%

Total	6,277,507.42	91.78%	100.00%

40 | 86 Strategic Income Fund	Semi-Annual Report

Board of Trustees and Officers (unaudited)

Independent Trustees

			Number of Funds in
Name (Age)	Position Held	Principal Occupation(s)	the Fund Complex
Address	With Trust	During Past 5 Years	Overseen by the Board

Diana H. Hamilton (52) 11815 N. Pennsylvania St. Carmel, IN 46032	Chairman of the Board Since December 2005 and Trustee Since December 2004	President, Sycamore Advisors, LLC, a municipal finance advisory firm. Formerly, State of Indiana Director of Public Finance.	1

R. Matthew Neff (53) 11815 N. Pennsylvania St. Carmel, IN 46032	Trustee Since December 2004	President and Chief Executive Officer, Clarian Health Ventures, a venture capital fund. Formerly, Chairman and Chief Executive Officer of Senex Financial Corp. Director, Unified Financial Services, Inc. and Unified Trust Co. Director, Clarian Health Risk Retention Group Inc. Director, CH Assurance, Ltd. Director, Quanta Specialty Lines Insurance Co. Director, CS-Keys, Inc. Director, Riley Children’s Foundation. Director, Quadraspec, Inc.	1

Vincent J. Otto (49) 11815 N. Pennsylvania St. Carmel, IN 46032	Trustee Since December 2005 Audit Committee Financial Expert Since February 2006	Chief Executive Officer, Commerce Street Venture Group a diversified private equity firm. President KLO Services, Inc. Director and Chief Executive Officer, AgOne Lending LLC. Director, IStreamPlanet. Formerly, Executive Vice President and Chief Financial Officer of Waterfield Mortgage Company and Union Federal Bank. Formerly, Director of Federal Home Loan Bank of Indianapolis.	1

Steven R. Plump (56) 11815 N. Pennsylvania St. Carmel, IN 46032	Trustee Since June 2006	President and Chief Executive Officer, INphoton a preclinical research organization. Formerly, Group Vice President, Global Marketing and Sales and Chief Marketing Officer of Eli Lilly Company.	1

Officers

Rich W. Burke (39) 11815 N. Pennsylvania St. Carmel, IN 46032	President Since November 2008	Senior Vice President, Advisor. Previously, AT&T/NCR, Europe Group.

Jeffrey M. Stautz (51) 11815 N. Pennsylvania St. Carmel, IN 46032	Chief Legal Officer and Secretary Since May 2005	Vice President, General Counsel, Chief Compliance Officer and Secretary, Advisors. Previously, Partner of Baker & Daniels, LLP.

Todd M. Hacker (41) 11815 N. Pennsylvania St. Carmel, IN 46032	Treasurer since February 2008	Senior Vice President and Treasurer, Conseco Services, LLC. Formerly, Vice President and Treasurer of YRC Worldwide.

Each Trustee serves until the expiration of the term of his designated class and until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund’s by-laws or charter or statute.

INVESTMENT ADVISER 40 | 86 Advisors, Inc. Carmel, IN	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Columbus, OH	LEGAL COUNSEL K&L Gates LLP Washington, DC

TRANSFER AGENT Computershare Trust Company, N.A. Providence, RI		CUSTODIAN U.S. Bank, N.A. Milwaukee, WI

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 852-4750. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2008
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 852-4750. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing for the most recent quarter is available without charge, upon request, by calling (800) 852-4750. Furthermore, you can obtain the Fund’s quarterly portfolio schedule on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ABOUT CERTIFICATIONS
In January 2009, the Fund submitted a CEO annual certification to the New York Stock Exchange in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in the filing with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

WHISTLEBLOWER POLICY
Any person who has information regarding questionable or improper accounting or auditing matters related to the Fund or information regarding violations or suspected violations of the Fund’s policies and procedures may report such concerns to the Chief Compliance Officer or the Chair of the Audit Committee. Such concerns may be made anonymously by leaving a confidential voicemail message at 1-866-902-4803. All voicemail messages will be transcribed by an external firm and provided to the Chief Compliance Officer within 24 hours.

40 | 86 Strategic Income Fund
11815 North Pennsylvania Street
Carmel, IN 46032
800-852-4750
www.4086.com/strategicincomefund

40 | 86 Strategic Income Fund
11815 North Pennsylvania Street
Carmel, IN 46032

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)	Information is presented as of December 31, 2008: 40|86 Advisors, Inc. (“40|86” or the “Adviser”) uses a team approach to manage the Fund. Each Portfolio Manager is jointly and primarily responsible for the day-to-day management of the Fund, which includes making portfolio management decisions and executing transactions.

Richard M. Matas, Second Vice President 40|86 Advisors, Inc.

Mr. Matas has managed or co-managed several predominantly high yield portfolios including close-end mutual fund and collateralized bond obligations. Mr. Matas is a senior high yield trader for 40|86 advisors, Inc. Prior to joining 40|86 Advisors in 1999, he was a personal financial analyst with American Express Financial Advisors.

Jess E. Horsfall, Senior Vice President 40|86 Advisors, Inc.

Mr. Horsfall co-manages the Fund with Mr. Matas. Mr. Horsfall is director of portfolio management group for 40|86 Advisors, Inc. He is a member of the firm’s loan, risk policy, and compliance committees.

(2)	Information is presented as of December 31, 2008:

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	Portfolio Manager of
			Other
			Accounts
	Registered Investment	Other Pooled	(dollar
	Company	Investments	amount and
Portfolio Manager	(dollar amount and	(dollar amount and	number of
Name	number of accounts)	number of accounts)	accounts)*

Richard M. Matas	$47,696,100 (1)	$138,176,184 (2)	$18,493,070,279	(11)
Jess E. Horsfall	$47,696,100 (1)		$18,493,070,279	(11)

*	Mr. Horsfall and Mr. Matas may serve as portfolio manager or co-portfolio manager on Other Accounts.

Performance Based Advisory Fees: Mr. Matas is the portfolio manager or co-portfolio manager of two accounts (with assets totaling $138,176,184) of Other Pooled Investments that have the potential to earn performance-based fees. Mr. Horsfall and Mr. Matas are the co-portfolio manager of eleven accounts (totaling $18,493,070,279) of Advisor’s affiliated insurance companies. A majority of these Other Pooled Investments are collateralized bond obligations.

Potential Material Conflicts of Interests: 40|86 and respective portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients in which the Portfolio has no interest, and thus may have certain conflicts of interest. Furthermore, the Adviser acts as the investment adviser to accounts pursuing a range of investment strategies. The investment strategies are managed by a number of portfolio managers. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not for others. Investment decisions must be made only on the basis of the investment consideration relevant to the particular account for which a trade is being made.

The Adviser and the Fund has adopted a Code of Ethics and policies and procedures that seek to ensure that clients’ accounts are not harmed by potential conflicts of interest. However, there is no guarantee that such procedures will detect and address each and every situation where a conflict arises.

(3)	Information is presented as of December 31, 2008:

Compensation: 40|86 generally targets base salary pay based on competitive market data for investment advisory firms. 40|86’s annual incentive program is based on a pay-for-performance model (P4P) for investment professionals, including portfolio managers, as a multiple of base salary. Awards have historically been based on business unit measures and on individual goals. We anticipate that a similar P4P structure would continue. In addition, selected key personnel participate in the Conseco Equity Incentive Program. 40|86 portfolio managers are not solely compensated directly based upon the performance of any particular portfolio they may manage.

(4)	Information is presented as of December 31, 2008:

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     Portfolio Managers: Beneficially Owned Securities of Registrant

Portfolio Manager Name	Ownership of 40|86 Strategic Income Fund
Richard M. Matas	None
Jess E. Horsfall	None
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Identification of equity purchases to be reported according to this section should be determined by client and fund counsel.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of Shares	(d) Maximum Number (or
	(a) Total Number	(b) Average	(or Units) Purchased as Part	Approximate Dollar Value) of Shares
	of Shares (or	Price Paid per	of Publicly Announced Plans	(or Units) that May Yet Be Purchased
Period	Units) Purchased	Share (or Unit)	or Programs	Under the Plans or Programs
(7/1/08 — 7/31/08)	None	None	None	None
(8/1/08 — 8/31/08)	None	None	None	None
(9/1/08 — 9/30/08)	None	None	None	None
(10/1/08 — 10/31/08)	None	None	None	None
(11/1/08 — 11/30/08)	None	None	None	None
(12/1/08 — 12/31/08)	None	None	None	None
Total	None	None	None	None
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced: Not applicable

a.	The date each plan or program was announced

b.	The dollar amount (or share or unit amount) approved

c.	The expiration date (if any) of each plan or program

d.	Each plan or program that has expired during the period covered by the table

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

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Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Strategic Income Fund

By (Signature and Title)	/s/ Richard W. Burke, President

Richard W. Burke, President

Date 3/3/09
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard W. Burke, President
Richard W. Burke, President

Date 3/3/09

By (Signature and Title)	/s/ Todd M. Hacker, Treasurer

Todd M. Hacker, Treasurer

Date 3/3/09

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